Accounts payable to selling shareholders (Details) R$ in Thousands				1 Months Ended		12 Months Ended
	Jul. 01, 2021 BRL (R$)	Mar. 12, 2021	Mar. 10, 2021 BRL (R$)	Jul. 31, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$) installment	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 09, 2022 BRL (R$)	Jun. 01, 2022 BRL (R$)	Sep. 03, 2021 BRL (R$)	Apr. 22, 2021	Jan. 20, 2021	Dec. 31, 2020 BRL (R$)	Sep. 21, 2020
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 1,391,203	R$ 1,668,786						R$ 1,786,515
Current						1,060,746	799,553
Non-current						330,457	869,233
Recognized interest expense on account payable to selling shareholders						568	87,820
Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						1,391,203	1,668,786
Current						1,060,746	799,553
Non-current						330,457	869,233
International School | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						424,884	379,501
Recognized interest expense on account payable to selling shareholders						44,863
NS Educacao Ltda. | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						371	6,126
Aggregate payments						6,131
Recognized interest expense on account payable to selling shareholders						376
Positivo | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 636,172	754,451
Term of annual payments (in years)						3 years
Percentage of accounts payable to selling shareholders to be paid in 2022						25.00%
Percentage of accounts payable to selling shareholders to be paid in 2023 and 2024						75.00%
Financial guarantee, percentage of CBE shares						20.00%
Financial guarantee, percentage of SAE shares						100.00%
Recognized interest expense on account payable to selling shareholders						R$ 89,304
Studos
Accounts payable to selling shareholders
Percentage of equity interest acquired														100.00%
Studos | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders							5,472
EI | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 282,257	R$ 234,493
Percentage of remaining interest to be acquired						40.00%
Discount rate used to calculate present value						12.30%	13.40%
Recognized interest expense on account payable to selling shareholders						R$ 30,662
Increase (decrease) in accounts payable to selling shareholders						R$ 20,394
EI | Accounts payable from business combination and investments in associates | Calculation Period, Year 2023
Accounts payable to selling shareholders
Number of times ACV book value used to calculate installment payments						6
Geekie
Accounts payable to selling shareholders
Percentage of equity interest acquired									37.23%			1.36%
Percentage of interests in subsidiary held					100.00%
Purchase consideration transferred					R$ 223,939				R$ 223,939
Total purchase price, principal					116,992
Total purchase price, interest					36,406
Total purchase price, fair value adjustment					70,541
Geekie | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 19,036	R$ 224,759
Discount rate used to calculate present value						13.20%	13.70%
Recognized interest expense on account payable to selling shareholders						R$ 12,978
Increase (decrease) in accounts payable to selling shareholders						R$ 5,237
Geekie Others | Accounts payable from business combination and investments in associates | Calculation Period, Year 2022
Accounts payable to selling shareholders
Number of times revenue used to calculate installment payments						8
Number of times ACV book value used to calculate installment payments						0.65
Me Salva!
Accounts payable to selling shareholders
Percentage of remaining interest to be acquired		40.00%
Percentage of equity interest acquired		60.00%	60.00%					40.00%
Retained payments			R$ 1,324		R$ 1,243		R$ 1,324
Purchase consideration transferred			49,515				49,515	R$ 9,504
Acquisition price adjustment			R$ (217)				(217)
Recognized interest expense on account payable to selling shareholders						R$ 2,090
Me Salva! | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 10,747	21,880
Discount rate used to calculate present value						13.30%
Number of equal annual installment | installment					4
Number of times revenue used to calculate installment payments						3
Amount of earn out payable						R$ 9,504
Increase (decrease) in accounts payable to selling shareholders						R$ (12,739)
Eduqo
Accounts payable to selling shareholders
Percentage of equity interest acquired	100.00%					100.00%					100.00%
Purchase consideration transferred	R$ 31,970						31,970
Acquisition price adjustment	R$ (797)						(797)
Eduqo | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 11,662	18,145
Discount rate used to calculate present value						13.70%
Amount of outstanding installment payable				R$ 8,473
Amount of earn out payable				3,190
Acquisition price adjustment				R$ (910)
Recognized interest expense on account payable to selling shareholders						R$ 2,567
Edupass
Accounts payable to selling shareholders
Percentage of equity interest acquired						100.00%				100.00%
Purchase consideration transferred							15,229			R$ 15,229
Edupass | Accounts payable from business combination and investments in associates
Accounts payable to selling shareholders
Accounts payable to selling shareholders						R$ 6,074	R$ 23,959
Discount rate used to calculate present value						14.50%	15.30%
Amount of outstanding installment payable						R$ 891
Amount of earn out payable						5,183
Recognized interest expense on account payable to selling shareholders						912
Increase (decrease) in accounts payable to selling shareholders						R$ (17,297)